COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Jul. 04, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 95
Gross lease liabilities	22
Reforestation obligation	4
Non-derivative financial liabilities, undiscounted cash flows	121
Less than 1 Year
Disclosure of contingent liabilities [line items]
Purchase commitments	26
Gross lease liabilities	8
Reforestation obligation	1
Non-derivative financial liabilities, undiscounted cash flows	35
1–5 Years
Disclosure of contingent liabilities [line items]
Purchase commitments	30
Gross lease liabilities	10
Reforestation obligation	2
Non-derivative financial liabilities, undiscounted cash flows	42
Thereafter
Disclosure of contingent liabilities [line items]
Purchase commitments	39
Gross lease liabilities	4
Reforestation obligation	1
Non-derivative financial liabilities, undiscounted cash flows	$ 44